Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 241,202	$ 221,934
Restricted cash (notes 8 and 15)	12,425	28,360
Accounts receivable, including non-trade of $8,408 (December 31, 2017 - $32,387) (note 2)	134,931	162,691
Vessels held for sale (note 14)	8,000	0
Prepaid expenses	37,011	30,336
Due from affiliates (note 7c)	51,249	37,376
Other current assets (notes 2, 3b, 5 and 8)	10,644	29,249
Total current assets	495,462	509,946
Vessels and equipment
At cost, less accumulated depreciation of $1,546,249 (December 31, 2017 - $1,562,172)	4,388,304	4,398,836
Advances on newbuilding contracts and conversion costs (note 10g)	17,742	288,658
Investment in equity accounted joint ventures (notes 2 and 13)	195,082	169,875
Deferred tax asset (note 2)	22,674	28,110
Other assets (notes 2, 3b, 5 and 8)	177,254	113,225
Goodwill	129,145	129,145
Total assets	5,425,663	5,637,795
Current
Accounts payable	12,020	43,317
Accrued liabilities (notes 8, 10 and 12)	142,147	187,687
Deferred revenues	55,786	69,668
Due to affiliates (note 7c)	57,331	108,483
Current portion of derivative instruments (note 8)	62,273	42,515
Current portion of long-term debt (note 6)	473,691	589,767
Other current liabilities (note 5)	10,437	9,056
Total current liabilities	813,685	1,050,493
Long-term debt (note 6)	2,492,517	2,533,961
Derivative instruments (note 8)	83,211	167,469
Due to affiliates (notes 7b, 7c, 7e and 7g)	290,959	163,037
Other long-term liabilities (notes 5 and 10)	281,798	249,336
Total liabilities	3,962,170	4,164,296
Commitments and contingencies (notes 6, 8 and 10)
Redeemable non-controlling interest	0	(29)
Equity
Limited partners - common units (410.3 million and 410.0 million units issued and outstanding at June 30, 2018 and December 31, 2017, respectively) (notes 2, 11 and 12)	879,437	1,004,077
Limited partners - preferred units (15.8 million and 11.0 million units issued and outstanding at June 30, 2018 and December 31, 2017, respectively) (note 11)	384,274	266,925
General Partner	15,032	15,996
Warrants (note 11)	132,225	132,225
Accumulated other comprehensive income (loss)	6,213	(523)
Non-controlling interests	46,312	54,828
Total equity	1,463,493	1,473,528
Total liabilities and total equity	$ 5,425,663	$ 5,637,795